Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Property and Equipment [Line Items]
Depreciation expenses	$ 42,314	$ 40,814	$ 171,903	$ 174,572
Cost of Goods Sold [Member]
Property and Equipment [Line Items]
Depreciation expenses	$ 33,851	$ 30,242	$ 127,888	$ 131,360